Disclosures on equity (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Disclosures on equity [Line Items]
Reserve for currency exchange conversion	$ (24,913)	$ (19,463)	$ (14,035)
Reserve for cash flow hedges	2,248	64	(1,699)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	2,937	3,513	0
Reserve for actuarial gains or losses in defined benefit plans	(5,953)	(4,834)	(2,386)
Other reserves	11,332	7,832	(1,677)
Total other reserves	$ (14,349)	$ (12,888)	$ (19,797)